Shareholder Report, Holdings (Details) - F/m Emerald Special Situations ETF	Oct. 31, 2025
F/m US Treasury 6 Month Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Credo Technology Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
TETRA Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Bloom Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Arlo Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Solaris Energy Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
TransMedics Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Mining, Quarrying, and Oil and Gas Extraction
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Health Care and Social Assistance
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Finance and Insurance
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Public Administration
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Real Estate and Rental and Leasing
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Professional, Scientific, and Technical Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	27.10%